Equity - Earnings per share - Net income attributable to the owners of the parent company - Diluted - Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity.
Net income attributable to the owners of the parent company - basic (adjusted)	€ 1,946	€ 8	€ 4,567
TDIRA	12		9
Net income attributable to the owners of the parent company - diluted	€ 1,957	€ 8	€ 4,577